Financial Instruments Risk - Market Risk Narrative (Details) - Other price risk $ in Millions	Mar. 31, 2026 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk variable percentage	3.00%
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in short-term investments due to decrease in risk variable	$ 1.6
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in short-term investments due to decrease in risk variable	$ 50.6